Note 5 - Reserves and Allowances: ScheduleOfReservesAndAllowances (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses, Beginning Balance	$ 500
Financing Receivable, Allowance for Credit Losses, Charge-offs	(100)
Financing Receivable, Allowance for Credit Losses, Ending Balance	400
Inventory Valuation Reserves, Beginning Balance	1,000
Write-off of Inventory	1,298
Inventory Write-down	(23)
Inventory Valuation Reserves, Ending Balance	2,275
us-gaap:ValuationAllowancesAndReservesBalance for Sales Returns	1,500
Valuation Allowances and Reserves, Charged to Other Accounts	(212)
Valuation Allowances and Reserves, Charged to Cost and Expense	(135)
Valuation Allowances and Reserves, Deductions	(803)
us-gaap:ValuationAllowancesAndReservesBalance for Sales Returns	$ 350